Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Archer Investment Series Trust
Entity Central Index Key	0001477491
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Archer Balanced Fund
Shareholder Report [Line Items]
Fund Name	ARCHER BALANCED FUND
Class Name	Archer Balanced Fund
Trading Symbol	ARCHX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Balanced Fund – ARCHX (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Balanced Fund	$129	1.20%

*Annualized

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

During the period ended August 31, 2026, the Archer Balanced Fund pursued its investment objective of total return by maintaining a diversified portfolio of equity and fixed income securities.  Under normal market conditions, the Fund targets an allocation of 70% equity securities and 30% fixed income securities. For the equity component of the portfolio, the Fund sought to achieve this objective by employing a top-down approach of evaluating industries and sectors of the economy that are likely to benefit from current economic conditions and then employing a disciplined valuation approach to identify companies selling below the managers estimate of intrinsic value.  Fixed income are securities selected to maintain a diversified portfolio with a short-to-intermediate average portfolio duration and primarily investment grade credit ratings. Market conditions were generally supportive of the Fund’s investment strategy.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Balanced Fund	15.79%	8.00%	8.58%	$22,769
Dow Jones Moderate U.S. Portfolio Index	11.76%	5.93%	8.49%	$22,606
Morningstar Moderate Target Risk Index	13.41%	5.84%	7.94%	$21,486

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Net Assets	$ 62,113,642
Holdings Count | Holdings	96
Advisory Fees Paid, Amount	$ 285,070
Investment Company, Portfolio Turnover	15.15%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$62,113,642	96	15.15%	$285,070

Holdings [Text Block]	INVESTMENT TYPE WEIGHTINGS The following chart gives a visual breakdown of the Fund by the investment type. The underlying securities represent a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Alphabet, Inc. Class A	4.70%
2.	Broadcom, Inc.	4.65%
3.	Quanta Services, Inc.	4.40%
4.	Microsoft Corp.	4.11%
5.	Federated Treasury Obligation Fund - Institutional Shares	4.01%
6.	Meta Platforms, Inc. Class A	3.48%
7.	JPMorgan Chase & Co.	3.27%
8.	Apple, Inc.	3.16%
9.	MasterCard, Inc. Class A	2.99%
10.	Eli Lilly & Co.	2.70%
	Total % of Net Assets	37.47%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended August 31, 2026.
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Income Fund
Shareholder Report [Line Items]
Fund Name	ARCHER INCOME FUND
Class Name	Archer Income Fund
Trading Symbol	ARINX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Income Fund - ARINX (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Income Fund	$97	0.96%

*Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

During the period ended August 31, 2026, the Archer Income Fund pursued its investment objective of maximizing current income, consistent with the preservation of capital. The fund invests primarily in investment grade securities and may also invest a portion of its assets in preferred securities, non-investment grade, global, and floating rate issues.  The Fund has maintained a relatively short average duration investment grade profile which has added stability and reasonable income in a relatively volatile interest rate environment.  Longer duration positions have been added selectively when attractive risk versus reward opportunities have been presented. This relatively conservative approach to duration risk has supported fund performance relative to the broader fixed income market.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Income Fund	2.09%	1.55%	2.20%	$12,432
Bloomberg Barclay's Capital U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%	$11,489
Bloomberg Barclay's Intermediate Credit Index	2.36%	1.61%	2.61%	$12,937

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Net Assets	$ 35,291,133
Holdings Count | Holdings	151
Advisory Fees Paid, Amount	$ 21,708
Investment Company, Portfolio Turnover	18.22%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$35,291,133	151	18.22%	$21,708

Holdings [Text Block]	INVESTMENT TYPE WEIGHTINGS The following chart gives a visual breakdown of the Fund by investment type. The underlying securities represent a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	5.72%
2.	U.S. Government Treasury Note/Bond, 3.625%, due 9/30/30	2.75%
3.	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	2.03%
4.	Anheuser-Busch Cos., LLC, 6.800%, due 8/20/32	1.53%
5.	Lowes Cos., Inc., 6.875%, due 2/15/28	1.46%
6.	GE Capital Funding, LLC, 4.050%, due 5/15/27	1.41%
7.	Southwest Airlines Co., 3.450%, due 11/16/27	1.40%
8.	Federal Home Loan Bank, 4.000%, due 9/12/30	1.39%
9.	Goldman Sachs Group, Inc., 1.500%, due 9/15/27	1.37%
10.	U.S. Government Treasury Note/Bond, 3.875%, due 9/30/32	1.36%
	Total % of Net Assets	20.42%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended August 31, 2026.
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Stock Fund
Shareholder Report [Line Items]
Fund Name	ARCHER STOCK FUND
Class Name	Archer Stock Fund
Trading Symbol	ARSKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Stock Fund - ARSKX (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Stock Fund	$127	1.15%

*Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

During the period ended August 31, 2026, the Archer Stock Fund pursued its investment objective of capital appreciation by maintaining a diversified portfolio of common stocks and equity securities which managers believe are selling at prices below the long-term intrinsic value.  Securities are selected based on research of a company’s forecasted, current, and historical data. Managers evaluate factors that include financial performance, valuation metrics, earnings, and price momentum, as well as current and forecasted macroeconomic conditions.  Managers consider the same factors used in evaluating a security for purchase and generally sell or reduce exposure to securities when managers believe conditions are less favorable for a particular security. Market conditions were generally supportive of the Fund’s investment strategy with portfolio companies exhibiting growth and momentum factors performing well.  Value factor company returns improved relative to prior years but still underperformed growth, while quality factor companies continued to underperform the market.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Stock Fund	20.66%	9.32%	12.16%	$31,494
S&P 500 Index	20.38%	12.78%	15.37%	$41,784
S&P 400 Midcap Index	17.12%	8.04%	10.84%	$28,012

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Net Assets	$ 26,579,359
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 62,269
Investment Company, Portfolio Turnover	8.63%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$26,579,359	43	8.63%	$62,269

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	NVIDIA Corp.	4.57%
2.	Apple, Inc.	4.18%
3.	Alphabet, Inc. Class A	3.96%
4.	Microsoft Corp.	3.75%
5.	Amazon.com, Inc.	3.71%
6.	Johnson & Johnson	3.40%
7.	MKS, Inc.	3.37%
8.	Cloudflare, Inc. Class A	3.33%
9.	RTX Corp.	3.13%
10.	JPMorgan Chase & Co.	3.08%
	Total % of Net Assets	36.48%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended August 31, 2026.
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	ARCHER DIVIDEND GROWTH FUND
Class Name	Archer Dividend Growth Fund
Trading Symbol	ARDGX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Dividend Growth Fund - ARDGX (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Dividend Growth Fund	$110	0.98%

*Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

During the period ended August 31, 2026, the Archer Dividend Growth Fund pursued its investment objective of income and long-term capital appreciation by maintaining a diversified portfolio of primarily large capitalization common stocks and real estate investment trusts which the managers believe have the ability to pay attractive, stable dividends and generate above average, long-term earnings growth. Securities are generally removed from the portfolio when the managers determine a company’s dividend payment is in jeopardy. Market conditions were generally supportive with portfolio holdings in Energy, Technology, Healthcare, and Industrial sectors performing the best while Utility and Consumer Discretionary holdings were relative underperformers.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*	Ending Value
Archer Dividend Growth Fund	25.31%	10.61%	8.67%	$22,954
Dow Jones US Large-Cap Value Total Stock Market Index	22.51%	10.42%	11.31%	$29,175
Morningstar Dividend Yield Focus Index	23.49%	12.03%	7.71%	$21,018

Cumulative Performance Comparison of $10,000 Investment

* Inception September 1, 2016.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Net Assets	$ 35,100,582
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 30,908
Investment Company, Portfolio Turnover	17.93%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$35,100,582	50	17.93%	$30,908

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	5.38%
2.	JPMorgan Chase & Co.	3.19%
3.	Gilead Sciences, Inc.	2.95%
4.	Broadcom, Inc.	2.74%
5.	Merck & Co., Inc.	2.70%
6.	Regions Financial Corp.	2.69%
7.	Citizens Financial Group, Inc.	2.65%
8.	Johnson & Johnson	2.64%
9.	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	2.49%
10.	Pfizer, Inc.	2.45%
	Total % of Net Assets	29.88%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended August 31, 2026.
Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Focus Fund
Shareholder Report [Line Items]
Fund Name	ARCHER FOCUS FUND
Class Name	Archer Focus Fund
Trading Symbol	AFOCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Focus Fund - AFOCX (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Focus Fund	$104	0.98%

*Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

During the period ended August 31, 2026, the Archer Focus Fund pursued its investment objective of long-term growth of capital by investing in financially sound, large, and medium-sized companies with dominant franchises. Under normal conditions, the Fund holds a relatively concentrated portfolio of 50 or fewer US common stocks. Potential investments are carefully screened for balance sheet strength, sustainable earnings and free cash flow, and durable market position.  Relative to broad market averages, the fund underperformed as the Fund’s focus on quality, stability, and conservative value were out of favor relative to high growth and momentum. Management continues to believe that disciplined investment in financially sound companies selling at attractive valuations will reward patient shareholders over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Year	Since Inception*	Ending Value
Archer Focus Fund	11.60%	6.82%	9.07%	$17,847
Dow Jones Industrial Average Index	18.62%	10.55%	11.97%	$21,271
S&P 500 Index	20.38%	12.78%	15.63%	$26,355

Cumulative Performance Comparison of $10,000 Investment

* Inception December 30, 2019.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Net Assets	$ 3,841,553
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ (26,853)
Investment Company, Portfolio Turnover	186.14%
Additional Fund Statistics [Text Block]

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISOR FEES PAID
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS)*:
$3,841,553	50	186.14%	$(26,853)

*The Advisor waived its entire advisory fee of $33,210 and reimbursed other Fund expenses of $26,853, for a total of $60,063 waived and reimbursed, so the net amount is negative.

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Microsoft Corp.	6.14%
2.	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class	6.11%
3.	NVDIA Corp.	5.23%
4.	Apple, Inc.	5.17%
5.	Alphabet, Inc. Class A	4.30%
6.	Meta Platforms, Inc. Class A	4.07%
7.	Eli Lilly & Co.	3.98%
8.	Lam Research Corp.	3.67%
9.	Visa, Inc. Class A	3.61%
10.	TJX Cos., Inc.	3.42%
	Total % of Net Assets	45.70%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended August 31, 2026.
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Multi Cap Fund
Shareholder Report [Line Items]
Fund Name	ARCHER MULTI CAP FUND
Class Name	Archer Multi Cap Fund
Trading Symbol	ALSMX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Multi Cap Fund – ALSMX (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Multi Cap Fund	$108	0.95%

*Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

During the period ended August 31, 2026, the Multi Cap Fund pursued its investment objective of long-term growth of capital by investing in a diversified portfolio of common stocks of small-, mid-, and large-cap U.S. companies.  The Fund typically holds up to 100 equity positions rebalanced annually to include the top 25 companies, based on market capitalization, of the small, medium, and large capitalization benchmark indices. Position sizes are adjusted throughout the year driven by proprietary quantitative and technical models. This blended active and passive investment approach and offers investors a diversified US equity portfolio in a single fund. Market conditions were generally supportive of the Fund’s investment strategy and investment style.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Year	Since Inception*	Ending Value
Archer Multi Cap Fund	26.33%	10.37%	12.73%	$22,233
S&P 500 Index	20.38%	12.78%	15.63%	$26,355
S&P 600 Small Cap Index	24.14%	6.87%	10.22%	$19,140
S&P 400 Mid Cap Index	17.12%	8.04%	11.07%	$20,159
Synthetic Blend 33-33-33	20.57%	9.29%	12.50%	$21,941

Cumulative Performance Comparison of $10,000 Investment

* Inception December 30, 2019.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Net Assets	$ 19,575,219
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ (15,191)
Investment Company, Portfolio Turnover	47.42%
Additional Fund Statistics [Text Block]

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES PAID
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS)*:
$19,575,219	74	47.42%	$(15,191)

* The Advisor waived its entire advisory fee of $77,053 and reimbursed other Fund expenses of $15,191, for a total of $92,244 waived and reimbursed, so the net amount is negative.

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class	9.90%
2.	Advanced Micro Devices, Inc.	1.92%
3.	Twilio, Inc. Class A	1.84%
4.	Illumina, Inc.	1.83%
5.	Semtech Corp.	1.82%
6.	Palantir Technologies, Inc. Class A	1.82%
7.	Lumentum Holdings, Inc.	1.78%
8.	Microsoft Corp.	1.68%
9.	Brinker Intl., Inc.	1.67%
10.	ATI, Inc.	1.58%
	Total % of Net Assets	25.84%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended August 31, 2026.
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com